FAIR VALUE MEASUREMENTS - Quantitative Information about Level 3 Fair Value Measurements (Details) - Non-recurring - Level 3 - Market approach $ in Thousands	Oct. 23, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques
Equity securities at fair value	$ 32,308
Average
Fair Value Measurement Inputs and Valuation Techniques
Investment in equity securities using measurement alternative, measurement input	59
Median
Fair Value Measurement Inputs and Valuation Techniques
Investment in equity securities using measurement alternative, measurement input	58